Note 11 - Commitments (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2018	$91
2019	419
2020	464
2021	474
2022	478
Thereafter	129
$2,055